Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets

Significant components of the Company's deferred tax assets are as follows:

	As of December 31,
	2019	2018
Deferred tax assets:
Net operating losses	$50,144	$47,877
Research and other credits	2,178	2,178
Stock based compensation	3,001	2,682
In-Process research and development	1,253	1,314
Other	854	708
Total deferred tax assets	57,430	54,759

Valuation allowance	(57,430)	(54,759)
Net deferred tax assets	$-	$-

Schedule of reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 2019 and 2018 is as follows:

	Year Ended December 31,
	2019	2018
Statutory rate	21.0%	21.0%
Valuation allowance	(26.0)%	(26.4)%
Nondeductible stock compensation	(0.3)%	0.1%
Other	5.3%	5.3%
Effective tax rate	-%	-%